PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
Depreciation
Sale of assets	$ 5,334	$ 5,334